111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  December 1, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Emerging Markets Debt Fund (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 180 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 26, 2024.

 Please call the undersigned at (617) 954-5655 or Hayes Gatie at (617) 954-6851 with any questions you may have.

  Sincerely,

  WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel